	TOTAL EXCEPTION SUMMARY
#	Category	Celink Tested Securitization Population	RMS Tested Securitization Population	Total Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	245	260	505	0	0	0.00%
2	Data Integrity - Current UPB	245	260	505	0	0	0.00%
3	Data Integrity - Current Interest Rate	245	260	505	1	1	0.20%
4	Data Integrity - Marketable Title Date	13	10	23	0	0	0.00%
5	Data Integrity - Loan Status	245	260	505	11	11	2.18%
6	Data Integrity - Max Claim Amount	245	260	505	0	0	0.00%
7	Data Integrity - UPB at Called Due Date	183	155	338	8	8	2.37%
8	Data Integrity - Original Note Rate	245	260	505	0	0	0.00%
9	Data Integrity - Margin (on adjustable rate loans)	43	31	74	0	0	0.00%
10	Data Integrity - Index (on adjustable rate loans)	43	31	74	0	0	0.00%
11	Data Integrity - Debenture Rate	245	260	505	2	2	0.40%
12	Data Integrity - Foreclosure First Legal Date	94	87	181	2	2	1.10%
13	Data Integrity - Closing Date	245	260	505	0	0	0.00%
14	Data Integrity - Amortization Type	245	260	505	0	0	0.00%
15	Data Integrity - FHA Case Number	245	260	505	0	0	0.00%
16	Data Integrity - Original Principal Limit	245	260	505	0	0	0.00%
17	Data Integrity - Called Due Date	183	155	338	60	60	17.75%
18	FHA Insurance	1174	1183	2357	17	17	0.72%
19	Valuation Integrity	263	243	506	6	6	1.19%
20	Property Inspections	221	162	383	291	291	75.98%
21	Borrower's Age	221	162	383	4	4	1.04%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	138	179	317	51	51	16.09%
23	Property Preservation to Allowable Limit	241	209	450	3	3	0.67%
24	Tax and Insurance Disbursement Verification*	218	140	358	2	2	0.56%
25	Corporate Advance Disbursement Verification*	242	219	461	2	2	0.43%
26	Lien Search	134	152	286	31	26	9.09%
27	BPO Order	170	174	344	3	3	0.87%
	*individual disbursement transactions on loans within the sample population